5. EXPLORATION AND EVALUATION ASSETS: Schedule of Exploration and Evaluation Assets (Tables)	12 Months Ended
Sep. 30, 2019
Tables/Schedules
Schedule of Exploration and Evaluation Assets

Exploration and Evaluation Assets for the year ended September 30, 2019

	USA				Canada			Peru

	Horsethief	Bellview	BP	Others	Haldane	KRL	Others	Yanac	Total

Balance at September 30, 2018	$223,045	$95,291	$248,975	$23,038	$471,424	$21,545	$1,197,974	$419,219	$2,700,511

Additions during the year
Acquisition costs:
Property acquisition	-	-	-	-	178,125	21,500	-	-	199,625
	-	-	-	-	178,125	21,500	-	-	199,625
Exploration expenditures:
Aircraft charter	-	-	-	-	34,319	18,093	-	-	52,412
Camp, travel and meals	37,230	24,749	23,130	-	129,498	15,595	37	-	230,239
Community relations	-	-	-	-	2,840	-	-	-	2,840
Drilling	-	-	-	-	315,801	-	-	-	315,801
Field equipment rental	9,652	7,931	3,515	-	20,381	2,145	513	-	44,137
Field supplies and maps	4,048	409	1,025	-	31,110	933	-	-	37,525
Geochemical	7,133	-	12,101	-	(804)	-	-	-	18,430
Geological consulting	141,211	20,196	72,553	-	268,826	46,880	474	-	550,140
Legal and accounting	790	552	1,781	187	54	-	-	-	3,364
Licence and permits	15,103	10,327	33,298	3,561	1,486	-	-	5,874	69,649
Management fees	27,706	10,866	6,931	-	-	-	-	-	45,503
Reporting, drafting, sampling, and analysis	-	39,729	-	-	20,231	13,156	-	-	73,116
	242,873	114,759	154,334	3,748	823,742	96,802	1,024	5,874	1,443,156

Less:
Yukon Mining Incentive Refund	-	-	-	-	(40,000)	-	-	-	(40,000)
Recovered exploration expenditures	(292,762)	(124,502)	(154,334)	(3,382)	-	-	-	-	(574,980)

Net additions	(49,889)	(9,743)	-	366	961,867	118,302	1,024	5,874	1,027,801

Foreign currency translation	-	-	-	-	-	-	-	(81)	(81)

Balance at September 30, 2019	$173,156	$85,548	$248,975	$23,404	$1,433,291	$139,847	$1,198,998	$425,012	$3,728,231

Exploration and Evaluation Assets for the year ended September 30, 2018

	USA				Canada			Peru

	Horsethief	Bellview	BP	Others	Haldane	KRL	Others	Yanac	Others	Total

Balance at September 30, 2017	$158,020	$83,942	$216,126	$22,830	$-	$-	$1,174,169	$410,630	$212,390	$2,278,107

Additions during the year
Acquisition costs:
Property acquisition	-	-	-	-	242,000	19,000	-	-	-	261,000
	-	-	-	-	242,000	19,000	-	-	-	261,000
Exploration expenditures:
Aircraft charter	-	-	-	-	13,397	2,545	14,072	-	-	30,014
Camp, travel and meals	3,432	1,203	134	-	35,549	-	4,444	-	2,341	47,103
Community relations	-	-	-	-	2,928	-	-	-	-	2,928
Field equipment rental	514	-	-	-	21,038	-	-	-	-	21,552
Field supplies and maps	282	-	-	-	8,187	-	32	-	-	8,501
Geochemical	-	-	-	-	31,248	-	-	-	-	31,248
Geological consulting	11,063	-	-	-	112,659	-	5,257	-	15,652	144,631
Legal and accounting	763	533	1,720	181	4,418	-	-	-	4,206	11,821
Licence and permits	48,971	9,613	30,995	3,304	-	-	-	5,833	-	98,716
Office and administrative fees	-	-	-	-	-	-	-	207	5,708	5,915
Rent	-	-	-	-	-	-	-	-	2,436	2,436
	65,025	11,349	32,849	3,485	229,424	2,545	23,805	6,040	30,343	404,865

Less:
Recovered exploration expenditures	-	-	-	(3,277)	-	-	-	-	-	(3,277)
Write-down of properties	-	-	-	-	-	-	-	-	(263,937)	(263,937)

Net additions	65,025	11,349	32,849	208	471,424	21,545	23,805	6,040	(233,594)	398,651

Foreign currency translation	-	-	-	-	-	-	-	2,549	21,204	23,753

Balance at September 30, 2018	$223,045	$95,291	$248,975	$23,038	$471,424	$21,545	$1,197,974	$419,219	$-	$2,700,511